Financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 10, 2019 USD ($)	May 09, 2019 USD ($)	Dec. 31, 2017 USD ($)	Jun. 01, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash and cash equivalents	$ 140,596,000	$ 102,752,000			$ 147,468,000
Cash flows from (used in) operating activities	491,973,000	450,867,000
Borrowings outstanding	261,851,000	479,535,000
Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity	600,000,000		$ 600,000,000	$ 500,000,000
Borrowings outstanding	192,287,000	395,822,000
Undrawn borrowing facilities	400,000,000
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity | €							€ 71,400,000.0
Borrowings outstanding	43,061,000	57,242,000
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity						$ 18,000,000
Borrowings outstanding	10,799,000	13,071,000
Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 85,000,000
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on cash and cash equivalents	$ 6,000,000
Interest rate risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Fuel derivative contracts | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on financial liabilities	$ 3,000,000
Principal | Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding	200,000,000	$ 400,000,000
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding	43,966,000
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings outstanding	$ 11,130,000